Subsequent events (Details) - ARS ($) $ / shares in Units, $ in Millions						1 Months Ended												12 Months Ended
	Sep. 14, 2020	Sep. 03, 2020	Aug. 06, 2020	Jul. 15, 2020	Jul. 06, 2020	Aug. 31, 2020	Aug. 30, 2020	Aug. 26, 2020	Jul. 31, 2020	Jul. 30, 2020	Jul. 22, 2020	Jul. 21, 2020	Jul. 20, 2020	Jul. 16, 2020	Jun. 28, 2020	Aug. 30, 2019	Jul. 31, 2019	Jun. 30, 2020
Issuance of Series XXXI Notes [Member]
Subsequent events (Textual)
Exchange offer, description																		A repayment of principal amount of Existing Notes tendered for Exchange, in cash in United States Dollars, in an amount resulting from dividing USD 29,442,160,00 by the total number of Existing Notes tendered in Exchange for the Series XXXI, always provided such quotient is less than or equal to USD 1 whereas if such quotient is higher than USD 1 the consideration shall be equal to USD 1 (“Principal Repayment”);which would represent at least 40% of the amount of the Existing Notes tendered and the remaining amount until reaching USD 1 of each USD 1 of the Existing Notes tendered for Exchange, in Series XXXI Notes. Series XXXI Notes to be issued at a fixed nominal interest rate of 9.00% per annum and maturing 3 (three) years after the Date of Issue and Settlement, with annual repayments, denominated and payable in United States Dollars, in a principal amount up to USD 44,163,240 to be paid in kind by tendering for exchange of the Existing Notes. In all cases, the sum of (i) and (ii) shall be the equivalent to USD 1 per each USD 1 of Existing Notes tendered for Exchange
Notes issuance, descrition																		The Face Value of Existing Notes presented and accepted for the Exchange totaled USD 30,751,640 and the Nominal Value of Series XXXI Notes to be issued was USD 1,309,480. The maturity date will be November 12, 2023. According to the terms and subject to the conditions established in the Prospectus Supplement, Eligible Holders whose Existing Notes have been accepted for the Exchange by the Company, will receive for every USD 1 of Existing Notes submitted to the Exchange, the accrued interest of the Existing Notes until the settlement and issue date and the following: a. USD 0.95741755 in cash for each USD 1 of Existing Notes presented to the Exchange; and b. The remaining amount until completing USD 1 for each USD 1 of Existing Notes presented to the Exchange, in Series XXXI Notes.
Issuance of Series XXXII Notes [Member]
Subsequent events (Textual)
Exchange offer, description																		A par for par exchange of notes Series XXXII for each Existing Notes presented to the Exchange. Series XXXII Notes to be issued at a nominal fixed interest rate of 9% per annum, maturing 24 (twenty-four) months after the Date of Issue and Settlement, denominated and payable in a principal amount up to USD 44,163,240, to be paid in kind by tendering for exchange the Existing Notes. For both options interest accrued on the Existing Notes until the Date of Settlement of the Exchange Offer will be paid in cash. Moreover, the Company offers an early exchange consideration equivalent to USD 0.02 per each USD 1 of Existing Notes tendered and accepted in exchange for Series XXXII Notes prior to the deadline to receive the consideration for early acceptance (the “Early Exchange Consideration”). Such consideration shall be paid in Pesos on the Date of Issue and Settlement as per the exchange rate reported by Communication “A” 3,500 of the Central Bank of Argentina on the business day next preceding the Exchange Expiration Date. For the purposes of receiving the Early Exchange Consideration, the Eligible Holders shall tender the Existing Notes in their possession on or before the Deadline to Receive the Early Exchange Consideration. On November 2, 2020, the Company announced the results of the Early Bird of Series XXXII Notes. As of October 30, 2020, deadline for accessing the Early Bird, exchange orders have been submitted for a total amount equivalent to USD 31,820,655 for Series XXXII Notes. All existing notes presented on or before the above mentioned deadline have been accepted by the Company and will be eligible to receive the consideration on the Issue and Settlement Date. As timely announced, the Exchange Offer would expire on November 5, 2020, unless it is extended by the Company. Finally, on November 6, 2020, the Company decided to extend the Exchange Offer, to November 10, 2020. This extension does not imply a modification to the economic terms of the Exchange Offer. On November 11, 2020, the Company reported the results of the Exchange Offer. Eligible holders have been presented for a total amount equivalent (for both Classes) to USD 65.075.746, representing 88.41% of the face value of the Existing Notes in Circulation, through the participation of 1,098 orders.
Notes issuance, descrition																		Face Value of Existing Notes presented and accepted for the Exchange totaled USD 34,324,106 and the Nominal Value of Series XXXII Notes to be issued is USD 34,324,106. The maturity date will be November 12, 2022.
Issuance of Series VIII Notes [Member]
Subsequent events (Textual)
Exchange offer, description																		A repayment of principal amount of Existing Notes tendered for Exchange, in cash in United States Dollars, in an amount resulting from dividing USD 72,607,482.80 by the total number of Existing Notes tendered in Exchange for the Series VIII, always provided such quotient is less than or equal to USD 1 whereas if such quotient is higher than USD 1 the consideration shall be equal to USD 1 (“Principal Repayment”); which would represent at least 40% of the amount of the Existing Notes tendered and the remaining amount until reaching USD 1 of each USD1 of the Existing Notes tendered for Exchange, in Series VIII Notes. Series VIII Notes to be issued at a fixed nominal interest rate of 10.00% per annum and maturing 3 (three) years after the Date of Issue and Settlement, with annual repayments, denominated and payable in United States Dollars, in a principal amount up to USD 108,911224 to be paid in kind by tendering for exchange of the Existing Notes . In all cases, the sum of (i) and (ii) shall be the equivalent to USD1 per each USD1 of Existing Notes tendered for Exchange.
Notes issuance, descrition																		The Face Value of Existing Notes presented and accepted for the Exchange totaled USD 104,287,243 and the Nominal Value of Series VIII Notes to be issued was USD 31,679,760. The maturity date will be November 12, 2023. According to the terms and subject to the conditions established in the Prospectus Supplement, Eligible Holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 of Existing Notes submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following: a. USD 0.69622593 in cash for each USD 1 of Existing Notes presented to the Exchange; and b. The remaining amount until completing 1 USD for each 1 USD of Existing Notes presented to the Exchange, in Notes Series VIII.
Issuance of Series IX Notes [Member]
Subsequent events (Textual)
Exchange offer, description																		A par for par exchange of notes Series IX for each Existing Notes presented to the Exchange. Series IX Notes to be issued at a nominal fixed interest rate of 10% per annum, maturing on March 1, 2023, denominated and payable in a principal amount up to USD 108,911,224, that may be increased up to the Maximum Aggregate Principal Amount (the “Maximum Aggregate Principal Amount”), to be paid in kind by tendering for exchange the Existing Notes, or by Subscription in Cash. For both options interest accrued on the Existing Notes until the Date of Settlement of the Exchange Offer will be paid in cash: Moreover, the Company offers an early exchange consideration equivalent to USD 0.02 per each USD 1 of Existing Notes tendered and accepted in exchange for Series IX Notes prior to the deadline to receive the consideration for early acceptance (the “Early Exchange Consideration”). Such consideration shall be paid in Pesos on the Date of Issue and Settlement as per the exchange rate reported by Communication “A” 3500 of the Central Bank of Argentina on the business day next preceding the Exchange Expiration Date. For the purposes of receiving the Early Exchange Consideration, the Eligible Holders shall tender the Existing Notes in their possession on or before the Deadline to Receive the Early Exchange Consideration. On November 2, 2020, the Company, announced the results of the Early Bird of Series IX Notes. As of October 30, 2020, deadline for accessing the Early Bird, exchange orders have been submitted for a total amount equivalent to USD 70,971,181 for Series IX Notes. All existing notes presented on or before the above mentioned deadline have been accepted by the Company and will be eligible to receive the consideration on the Issue and Settlement Date. As timely announced, the Exchange Offer would expire on November 5, 2020, unless it is extended by the Company. Finally, on November 6, 2020, the Company decided to extend the Exchange Offer, to November 10, 2020. This extension does not imply a modification to the economic terms of the Exchange Offer. On November 11, 2020, IRSA reported the results of the Exchange Offer. Eligible holders have been presented for a total amount equivalent (for both Classes) to USD 178,458,188, representing 98.31% of the face value of the Existing Notes in Circulation, through the participation of 6,571 orders.
Notes issuance, descrition																		Face Value of Existing Notes presented and accepted for the Exchange totaled USD 74,170,945 and the Nominal Value of Series IX Notes to be issued (together with the Face Value to be issued as a result of the cash subscription) is USD 80,676,505. The maturity date will be March 1, 2023. Modifications to the Terms of the Existing Notes: Pursuant to the terms and conditions specified on the pricing supplement of the Existing Notes, and considering that consent has been obtained for an amount greater than 90% of the principal of the Existing Notes, the Company made the Non-Essential Proposed Modifications and / or the Essential Proposed Modifications, by means of which the terms and conditions of the existing notes will be modified and replaced. Consequently, by virtue of the implementation of the Proposed Non-Essential Modifications, the entire section of "Certain Commitments" and "Events of Default" was eliminated from the terms and conditions set forth in the prospectus supplements dated May 2, 2019 and dated July 25, 2019 corresponding to the Existing Notes. Additionally, pursuant to the implementation of the Proposed Essential Modifications, the following terms and conditions of the Existing Notes were modified and replaced: Expiration Date: It will be March 1, 2023. Interest Payment Dates: will be the same dates reported for Class IX in the Notice of Results.
Series I Notes [Member]
Subsequent events (Textual)
Notes cancellation, description																		In relation to the Exchange Offer ended on November 10, 2020, and as a result of the settlement of said Exchange, on November 12, 2020, the Company made a partial cancelation for a Nominal Value of USD 178,458,188 of Series I Notes, after the cancellation the Nominal Value under circulation will be USD 3,060,519.
Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Capital stock, percentage					7.10%				14.00%						7.10%
Capital stock amount									$ 18
Shares sold					4,791,618										4,791,618
Average price					$ 30										$ 30
Securities regulations, description		IDBD sold 2,376,527 shares in Clal, representing 3.5% of its capital stock, at an average price of NIS 32.475/share, amounting to NIS 77.2 in the aggregate.As a consequence of such transactions, IDBD’s current stake in Clal represents 4.99% of its capital stock and, as a result, IDBD is no longer regarded as an interested party in Clal under the Israeli Securities Regulations.
Non - adjusting events after reporting period [Member] | Board of Directors [Member]
Subsequent events (Textual)
Repurchase plan, description							Board of Directors approved the extension of its notes repurchase plan (Series F and J) until December 31, 2020 up to NIS 300. Repurchases shall be made on the basis of market opportunities and the scope thereof shall be determined by the management.
Financing agreement, description																The Company’s Board of Directors approved the signing of a commitment with Dolphin, to make capital contributions for up to the amount of NIS 210, according to the schedule of commitments assumed by Dolphin between September 2019 and September 2021 with IDBD.Dolphin undertook to make contributions to IDBD subject to the occurrence of certain events in accordance with the following scheme: (i) NIS 70 to be contributed immediately; (ii) NIS 70 to be contributed until September 2, 2020 and (iii) NIS 70 to be contributed until September 2, 2021. According to Dolphin’s agreement with IDBD, said contributions will have the character of capital contributions resulting in the issuance of new IDBD shares in favor of the parent company or may be granted in the form of a subordinated loan.
Non - adjusting events after reporting period [Member] | Sale of floors in the Boston Tower [Member]
Subsequent events (Textual)
Preliminary sales agreement, description				IRSA CP entered into a preliminary sales agreement (with delivery of possession) with respect to a medium-height floor in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 1,063 sq. meters and 5 parking lots located in the building. The price of the transaction was Ps. 477.7 (US$ 6.7), which has been paid in full.				IRSA CP executed a preliminary sales agreement (with delivery of possession) with respect to 5 floors in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 6,235 sq. meters and 25 parking lots located in the building. The price of the transaction was Ps. 2,562 million (US$ 34.7 million), which has been paid in full.
Non - adjusting events after reporting period [Member] | Bouchard Sale [Member]
Subsequent events (Textual)
Bouchard sale, description										IRSA CP sold the entire “Bouchard 710” building, located in the Plaza Roma district of the City of Buenos Aires. The tower has a gross leasable area of 15,014 sq. meters divided into 12 floors for office use and 116 parking lots. The price of the transaction was approximately Ps. 6,300 million (US$ 87 million), which has been paid in full.
Non - adjusting events after reporting period [Member] | Issuance of Cresud Notes [Member] | US Dollar
Subsequent events (Textual)
Description of shareholders' meeting						Series XXX: denominated in USD and payable in ARS at the applicable exchange rate, as defined in the issuance documents, with a nominal value of USD 25.0, maturing 36 months from the date of issuance. At a fixed rate of 3.5%, maturing 18 months from the date of issuance with quarterly payments and principal expiring at maturity. The issue price was 100.0% of Nominal Value.
Shareholders amount						$ 500
IRSA [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Description of shareholders' meeting																	Brasilagro sold 2,160 hectares (of which 1,714 hectares were useful for crop production) of the “Bananal” farmland (municipality Magalhães - BA).The establishment was in groups of assets held for sale due to a disagreement involving the tenant at the time of sale. The previous conditions recognized in the Purchase Agreement were fully met on July 31, 2020 after receipt of R $ 5.5 (equivalent to Ps. 84). The amount of the sale was set at BRL 28 (equivalent to Ps. 392). The face value of the sale is BRL 7.5 (equivalent to Ps. 112) was received. It is not expected to obtain a result from this operation since the asset was valuated at its fair value.
Issuance of IRSA Non-convertible Notes [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Non-convertible notes issued												$ 38.4
Denominated payable, description												● Ps. 335.2 million (equivalent to USD 4.7 million) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value.● US$ 33.7 million Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds will be used to refinance short-term indebtedness.
Payment of non-convertible notes [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Principal installment amount			$ 47										$ 75
Payment of IRSA CP’s Series IV Non-convertible Notes [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Non-convertible notes, description	The aggregate principal amount of the Series IV Non-convertible Notes in the amount of Ps. 10,381 (US$ 140) and interest accrued as of such date in the amount of Ps. 134 (US$ 1.8) were paid.
Sale of remaining shares in Shufersal [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Capital stock, percentage											26.00%
Capital stock amount											$ 1,456
Captial stock, per share price											$ 23.5
Cellcom [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Aggregate of principal amount											$ 545
Elron [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Description of sale of subsidiary owned by Elron														Elron, through the investment held by it in CartiHeal (2009) Ltd. (a company in which Elron holds a 27% interest approx.) (“CartiHeal”), entered into an agreement with Bioventus LLC (an international company engaged in the manufacture of medical devices, “Bioventus”), which is a current shareholder of CartiHeal, providing as follows: ● Bioventus will make an additional US$ 15 – US$ 20 investment in CartiHeal, at a company value of USD 180. ● Bioventus will be granted a call option to buy 100% of the shares in CartiHeal. ● CartiHeal will have a put option to sell 100% of its capital stock to Bioventus. The call option may be exercised at any time after the investment is made. The put option may be exercised subject to pivotal clinical trial success, which includes the successful attainment of certain goals of the secondary trial, subject to obtaining the FDA’s approval of the Agili-C device of CartiHeal, which fully coincides with the success of the trial.
IDBD [Member]
Subsequent events (Textual)
Corporate information, description																		IDBD has been maintaining negotiations with creditors in order to restructure its financial debt in favorable terms. As of June 30, 2020, the total balance of (i) IDBD’s Series 9 Bonds was NIS 901 million (the "Series 9"), (ii) IDBD's Series 14 Bonds were NIS 889 million guaranteed by IDBD’s 70% of DIC's shares (the “Series 14”), (iii) IDBD’s Series 15 Bonds were NIS 238 million guaranteed by 5% of Clal’s shares (the "Series 15"). Due to lack of agreement, on September 17, 2020, a petition was submitted in the District Court in Tel-Aviv-Jaffa (“The Court”) on the subject of granting of an order for the opening of proceedings by the Trustee for the holders of the Company's Bonds (Series 9) (“The petition”). Within the framework of the petition, the Court was requested to grant an order for the opening of proceedings for the Company pursuant to Section 18 of the Insolvency and Economic Rehabilitation Law, 5778 – 2018 (“The Law”); to instruct the appointment of a trustee for the Company according to law.
IRSA CP [Member]
Subsequent events (Textual)
Boston tower floors sale, description																		On November 5, 2020, IRSA CP has sold and transferred 4 floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,892 sqm and 15 garage units located in the building. The transaction price was approximately USD 22.9 million (USD/sqm 5,570), which was paid in full. After this operation, IRSA CP owns 3 floors with an approximate location area of 3,266 m2 in addition to garage units and other complementary spaces. On November 12, 2020, IRSA CP has sold and transferred three floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,266 sqm, a retail store of approximately 225 sqm and 15 garage units located in the building. The transaction price was approximately USD 19.1 million (USD/sqm 5,490), which was paid in full. After this operation, IRSA CP has no remaining leasable area in the building, only keeping a space of the first basement.